Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,633,632,000.00
Total Fee Amount	225,604.58
Total Offset Amount	0.00
Net Fee	$ 225,604.58
Offering Table N/A
Offset Table N/A	N/A